Operating Segment Information - Schedule of group's revenue from external customers by geographical areas (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 825,184,760	$ 680,477,636	$ 607,263,125
Capital market solutions [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	581,932,693	680,477,636	607,263,125
Digital solutions and other services [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	183,572,996
Fashion and luxury media advertising and marketing services [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	59,679,071
HK [Member] | Capital market solutions [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers		676,711,632	590,441,983
CN [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	787,907,146
CN [Member] | Capital market solutions [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	581,932,693
CN [Member] | Digital solutions and other services [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	182,111,835
CN [Member] | Fashion and luxury media advertising and marketing services [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	23,862,618
Other Countries [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	9,835,687
Other Countries [Member] | Capital market solutions [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	0	$ 3,766,004	$ 16,821,142
Other Countries [Member] | Digital solutions and other services [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,461,161
Other Countries [Member] | Fashion and luxury media advertising and marketing services [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	8,374,526
Europe [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	18,030,423
Europe [Member] | Capital market solutions [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	0
Europe [Member] | Digital solutions and other services [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	0
Europe [Member] | Fashion and luxury media advertising and marketing services [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	18,030,423
America [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	9,411,504
America [Member] | Capital market solutions [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	0
America [Member] | Digital solutions and other services [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	0
America [Member] | Fashion and luxury media advertising and marketing services [Member]
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 9,411,504